Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.
(a)(b)
.............. 188,800 $ 31,327,584
BWX Technologies, Inc. .............. 128,639 7,471,353
HEICO Corp.
(a)
.................... 152,011 23,354,970
HEICO Corp., Class A ................ 266,169 31,900,354
Howmet Aerospace, Inc. .............. 131,214 5,171,144
Huntington Ingalls Industries, Inc. ........ 31,034 7,158,923
Spirit AeroSystems Holdings, Inc., Class A
(a)
. 356,043 10,538,873
TransDigm Group, Inc. ............... 71,677 45,131,423
162,054,624
Air Freight & Logistics — 0.3%
(a)
CH Robinson Worldwide, Inc. .......... 112,600 10,309,656
Expeditors International of Washington, Inc. . 176,789 18,371,913
GXO Logistics, Inc.
(b)
................ 41,133 1,755,968
30,437,537
Airlines — 0.6%
Delta Air Lines, Inc.
(a)(b)
............... 2,308,639 75,861,878
Auto Components — 0.2%
Aptiv plc
(b)
........................ 244,782 22,796,548
Automobiles — 0.1%
Lucid Group, Inc.
(a)(b)
................. 1,795,189 12,261,141
Banks — 0.5%
First Citizens BancShares , Inc., Class A
(a)
.. 9,787 7,422,069
Signature Bank .................... 11,867 1,367,316
SVB Financial Group
(b)
............... 135,049 31,080,177
Western Alliance Bancorp ............. 233,068 13,881,530
53,751,092
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
32,186 10,605,931
Brown-Forman Corp., Class A
(a)
......... 96,421 6,340,645
Brown-Forman Corp., Class B, NVS ...... 389,172 25,560,817
42,507,393
Biotechnology — 3.7%
(b)
Alnylam Pharmaceuticals, Inc.
(a)
......... 443,272 105,343,591
Exact Sciences Corp.
(a)
............... 114,669 5,677,262
Exelixis , Inc. ...................... 984,838 15,796,802
Horizon Therapeutics plc
(a)
............ 742,494 84,495,817
Incyte Corp.
(a)
..................... 569,265 45,723,365
Ionis Pharmaceuticals, Inc.
(a)
........... 466,637 17,624,880
Natera , Inc.
(a)
..................... 327,143 13,141,334
Neurocrine Biosciences, Inc. ........... 341,740 40,817,426
Novavax , Inc.
(a)
.................... 280,273 2,881,206
Sarepta Therapeutics, Inc.
(a)
........... 303,655 39,347,615
Seagen , Inc. ...................... 490,275 63,005,240
Ultragenyx Pharmaceutical, Inc. ......... 186,885 8,658,382
442,512,920
Building Products — 1.7%
Advanced Drainage Systems, Inc.
(a)
...... 231,509 18,976,793
Allegion plc ....................... 250,067 26,322,052
AO Smith Corp.
(a)
................... 109,388 6,261,369
Armstrong World Industries, Inc.
(a)
........ 95,861 6,575,106
Carlisle Cos., Inc. .................. 156,319 36,836,572
Fortune Brands Innovations, Inc. ........ 158,366 9,044,282
Masco Corp. ...................... 42,489 1,982,962
Masterbrand, Inc.
(b)
................. 158,142 1,193,972
Trane Technologies plc ............... 481,574 80,947,774
Trex Co., Inc.
(b)
.................... 396,179 16,770,257
204,911,139
Security
Shares
Shares Value
Capital Markets — 3.6%
Ameriprise Financial, Inc. ............. 244,628 $ 76,169,820
Ares Management Corp., Class A ........ 553,011 37,848,073
Blue Owl Capital, Inc., Class A .......... 1,495,388 15,851,113
FactSet Research Systems, Inc.
(a)
....... 136,857 54,908,397
LPL Financial Holdings, Inc. ............ 287,067 62,055,274
MarketAxess Holdings, Inc.
(a)
........... 133,972 37,363,451
Morningstar, Inc. ................... 81,507 17,653,601
MSCI, Inc. ....................... 211,031 98,165,290
Raymond James Financial, Inc. ......... 56,269 6,012,343
Tradeweb Markets, Inc., Class A ......... 245,181 15,919,602
421,946,964
Chemicals — 2.0%
Albemarle Corp.
(a)
.................. 217,395 47,144,280
Axalta Coating Systems Ltd.
(a)(b)
......... 191,460 4,876,486
CF Industries Holdings, Inc. ............ 706,129 60,162,191
Chemours Co. (The) ................. 325,815 9,976,455
FMC Corp. ....................... 155,767 19,439,721
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 574,629 971,123
Mosaic Co. (The) ................... 151,509 6,646,700
PPG Industries, Inc. ................. 451,305 56,747,091
RPM International, Inc. ............... 23,610 2,300,794
Scotts Miracle- Gro Co. (The) ........... 50,579 2,457,634
Valvoline, Inc.
(a)
.................... 639,118 20,867,203
231,589,678
Commercial Services & Supplies — 2.5%
Cintas Corp. ...................... 291,332 131,571,358
Copart , Inc.
(b)
..................... 1,537,328 93,607,902
Driven Brands Holdings, Inc.
(a)(b)
......... 11,094 302,977
IAA, Inc.
(b)
........................ 399,542 15,981,680
MSA Safety, Inc. ................... 51,379 7,408,338
Republic Services, Inc. ............... 47,515 6,128,960
Rollins, Inc. ....................... 772,210 28,216,553
Tetra Tech, Inc. .................... 78,451 11,390,301
294,608,069
Communications Equipment — 0.9%
(a)
Arista Networks, Inc.
(b)
............... 887,512 107,699,581
Ubiquiti, Inc. ...................... 4,322 1,182,197
108,881,778
Construction & Engineering — 0.5%
AECOM
(a)
........................ 28,181 2,393,412
Quanta Services, Inc.
(a)
............... 280,187 39,926,648
Valmont Industries, Inc. ............... 10,513 3,476,334
WillScot Mobile Mini Holdings Corp.
(a)(b)
.... 390,190 17,624,882
63,421,276
Construction Materials — 0.5%
Eagle Materials, Inc. ................. 109,384 14,531,664
Martin Marietta Materials, Inc. .......... 19,688 6,653,953
Vulcan Materials Co. ................ 232,997 40,800,105
61,985,722
Consumer Finance — 0.0%
(a)(b)
Credit Acceptance Corp. .............. 2,513 1,192,167
Upstart Holdings, Inc. ................ 49,247 651,046
1,843,213
Containers & Packaging — 1.2%
Ardagh Metal Packaging SA ........... 169,032 813,044
Avery Dennison Corp. ................ 180,859 32,735,479
Ball Corp.
(a)
....................... 442,856 22,647,656
Berry Global Group, Inc. .............. 217,995 13,173,438
Crown Holdings, Inc. ................ 365,659 30,060,826
Graphic Packaging Holding Co. ......... 853,011 18,979,495

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
Sealed Air Corp. ................... 525,562 $ 26,215,032
144,624,970
Distributors — 0.4%
Genuine Parts Co. .................. 40,385 7,007,201
Pool Corp.
(a)
...................... 137,197 41,478,769
48,485,970
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions, Inc.
(b)
.... 58,443 3,687,753
H&R Block, Inc. .................... 462,686 16,892,666
Mister Car Wash, Inc.
(b)
............... 211,234 1,949,690
22,530,109
Diversified Financial Services — 0.7%
Apollo Global Management, Inc. ......... 1,328,729 84,759,623
Electrical Equipment — 1.0%
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 912,513 8,696,249
Generac Holdings, Inc.
(a)(b)
............. 224,865 22,634,911
Plug Power, Inc.
(a)(b)
................. 930,921 11,515,493
Rockwell Automation, Inc. ............. 279,659 72,031,768
Vertiv Holdings Co., Class A
(a)
.......... 170,806 2,333,210
117,211,631
Electronic Equipment, Instruments & Components — 3.4%
Amphenol Corp., Class A ............. 1,592,774 121,273,812
Arrow Electronics, Inc.
(a)(b)
............. 11,397 1,191,784
CDW Corp. ....................... 487,622 87,079,537
Cognex Corp. ..................... 583,308 27,479,640
Coherent Corp.
(a)(b)
.................. 67,617 2,373,357
Corning, Inc. ...................... 161,774 5,167,061
Jabil, Inc.
(a)
....................... 386,754 26,376,623
Keysight Technologies, Inc.
(b)
........... 598,587 102,400,278
National Instruments Corp. ............ 61,833 2,281,638
Vontier Corp. ...................... 355,132 6,864,702
Zebra Technologies Corp., Class A
(a)(b)
..... 76,023 19,493,057
401,981,489
Energy Equipment & Services — 0.5%
Halliburton Co. .................... 1,468,020 57,766,587
Entertainment — 2.1%
Electronic Arts, Inc. ................. 61,386 7,500,141
Liberty Media Corp. -Liberty Formula One,
Class C, NVS
(a)(b)
................. 79,796 4,770,205
Liberty Media Corp-Liberty Formula One, Class
A
(b)
.......................... 8,160 435,989
Live Nation Entertainment, Inc.
(a)(b)
....... 281,151 19,607,471
Madison Square Garden Sports Corp. ..... 34,600 6,343,218
Playtika Holding Corp.
(b)
.............. 298,670 2,541,682
ROBLOX Corp., Class A
(a)(b)
............ 1,613,356 45,916,112
Roku, Inc., Class A
(a)(b)
............... 124,246 5,056,812
Spotify Technology SA
(b)
.............. 504,833 39,856,565
Take-Two Interactive Software, Inc.
(a)(b)
.... 487,709 50,785,138
Warner Bros Discovery, Inc.
(a)(b)
......... 6,245,304 59,205,482
World Wrestling Entertainment, Inc., Class A
(a)
155,702 10,668,701
252,687,516
Equity Real Estate Investment Trusts (REITs) — 1.7%
Apartment Income REIT Corp. .......... 44,054 1,511,493
Camden Property Trust ............... 31,203 3,490,992
Equity LifeStyle Properties, Inc. ......... 392,567 25,359,828
Extra Space Storage, Inc.
(a)
............ 56,863 8,369,096
Iron Mountain, Inc. .................. 779,672 38,866,649
Lamar Advertising Co., Class A ......... 274,363 25,899,867
SBA Communications Corp., Class A ...... 87,695 24,581,785
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc. ............ 570,647 $ 67,039,610
195,119,320
Food & Staples Retailing — 0.3%
(b)
BJ's Wholesale Club Holdings, Inc. ....... 305,496 20,211,615
Grocery Outlet Holding Corp.
(a)
.......... 22,625 660,424
Performance Food Group Co.
(a)
......... 168,261 9,824,760
30,696,799
Food Products — 1.7%
Darling Ingredients, Inc.
(a)(b)
............ 39,898 2,497,216
Freshpet , Inc.
(a)(b)
................... 90,731 4,787,875
Hershey Co. (The) .................. 456,441 105,698,042
Kellogg Co.
(a)
..................... 503,858 35,894,844
Lamb Weston Holdings, Inc. ........... 519,746 46,444,502
Pilgrim's Pride Corp.
(a)(b)
.............. 90,509 2,147,779
197,470,258
Gas Utilities — 0.0%
National Fuel Gas Co. ............... 26,495 1,677,133
Health Care Equipment & Supplies — 5.0%
Align Technology, Inc.
(b)
............... 212,230 44,759,307
Dexcom , Inc.
(a)(b)
................... 1,390,289 157,436,326
Globus Medical, Inc., Class A
(a)(b)
........ 19,042 1,414,249
ICU Medical, Inc.
(a)(b)
................. 13,777 2,169,602
IDEXX Laboratories, Inc.
(a)(b)
........... 296,480 120,951,981
Insulet Corp.
(a)(b)
.................... 248,260 73,085,261
Masimo Corp.
(a)(b)
................... 130,467 19,302,593
Novocure Ltd.
(a)(b)
................... 372,531 27,325,149
Penumbra, Inc.
(a)(b)
.................. 128,578 28,603,462
ResMed , Inc. ..................... 521,107 108,458,000
Tandem Diabetes Care, Inc.
(b)
.......... 214,969 9,662,857
593,168,787
Health Care Providers & Services — 1.6%
agilon health, Inc.
(a)(b)
................ 637,931 10,296,206
AmerisourceBergen Corp. ............. 559,719 92,751,036
Chemed Corp. ..................... 18,626 9,507,269
DaVita, Inc.
(a)(b)
.................... 200,564 14,976,114
Guardant Health, Inc.
(a)(b)
.............. 350,354 9,529,629
Molina Healthcare, Inc.
(b)
.............. 160,302 52,934,926
Signify Health, Inc., Class A
(b)
........... 15,300 438,498
190,433,678
Health Care Technology — 0.8%
(b)
Certara , Inc.
(a)
..................... 266,415 4,281,289
Definitive Healthcare Corp., Class A
(a)
..... 66,363 729,329
Doximity , Inc., Class A
(a)
.............. 187,794 6,302,367
Teladoc Health, Inc.
(a)
................ 53,438 1,263,809
Veeva Systems, Inc., Class A ........... 502,571 81,104,908
93,681,702
Hotels, Restaurants & Leisure — 4.7%
Caesars Entertainment, Inc.
(b)
.......... 507,545 21,113,872
Chipotle Mexican Grill, Inc.
(b)
........... 100,352 139,237,397
Choice Hotels International, Inc.
(a)
........ 115,995 13,065,677
Churchill Downs, Inc.
(a)
............... 128,633 27,196,875
Darden Restaurants, Inc. ............. 322,283 44,581,407
Domino's Pizza, Inc. ................. 92,990 32,211,736
DraftKings , Inc., Class A
(a)(b)
............ 1,275,631 14,529,437
Expedia Group, Inc.
(b)
................ 545,314 47,769,506
Hilton Worldwide Holdings, Inc. ......... 694,746 87,788,105
Las Vegas Sands Corp.
(a)(b)
............ 445,822 21,430,664
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 114,735 1,404,356
Planet Fitness, Inc., Class A
(a)(b)
......... 221,793 17,477,288
Six Flags Entertainment Corp.
(b)
......... 134,136 3,118,662

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co. ................. 206,772 $ 7,526,501
Vail Resorts, Inc. ................... 136,858 32,620,104
Wendy's Co. (The) .................. 614,225 13,899,912
Wyndham Hotels & Resorts, Inc. ........ 217,235 15,491,028
Wynn Resorts Ltd.
(b)
................. 47,904 3,950,643
Yum! Brands, Inc. .................. 117,825 15,091,026
559,504,196
Household Durables — 1.1%
DR Horton, Inc.
(a)
................... 596,331 53,156,946
NVR, Inc.
(b)
....................... 7,602 35,064,833
PulteGroup, Inc. ................... 319,611 14,551,889
Toll Brothers, Inc. ................... 200,626 10,015,250
TopBuild Corp.
(b)
................... 97,068 15,190,171
127,979,089
Household Products — 0.7%
Church & Dwight Co., Inc.
(a)
............ 395,926 31,915,595
Clorox Co. (The) ................... 368,422 51,700,659
83,616,254
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 430,561 12,382,934
Vistra Corp. ...................... 817,562 18,967,439
31,350,373
Insurance — 1.1%
Arch Capital Group Ltd.
(a)(b)
............ 415,274 26,070,902
Arthur J Gallagher & Co. .............. 85,353 16,092,455
Assurant, Inc. ..................... 11,260 1,408,176
Brown & Brown, Inc. ................. 64,580 3,679,123
Erie Indemnity Co., Class A, NVS ........ 66,720 16,594,598
Everest Re Group Ltd. ............... 43,470 14,400,307
Lincoln National Corp. ............... 125,650 3,859,968
Markel Corp.
(a)(b)
.................... 11,043 14,549,042
RenaissanceRe Holdings Ltd.
(a)
......... 84,754 15,614,229
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 296,638 12,313,443
124,582,243
Interactive Media & Services — 0.7%
(b)
Match Group, Inc. .................. 941,827 39,076,402
Pinterest, Inc., Class A
(a)
.............. 443,916 10,778,280
TripAdvisor, Inc.
(a)
.................. 29,526 530,878
ZoomInfo Technologies, Inc.
(a)
.......... 991,098 29,841,961
80,227,521
Internet & Direct Marketing Retail — 0.9%
DoorDash , Inc., Class A
(a)(b)
............ 797,607 38,939,174
eBay, Inc. ........................ 254,597 10,558,137
Etsy, Inc.
(a)(b)
...................... 450,882 54,006,646
Wayfair, Inc., Class A
(a)(b)
.............. 178,728 5,878,364
109,382,321
IT Services — 5.8%
Broadridge Financial Solutions, Inc. ...... 382,080 51,248,390
Cloudflare , Inc., Class A
(a)(b)
............ 1,019,841 46,107,012
EPAM Systems, Inc.
(b)
................ 197,939 64,872,528
Euronet Worldwide, Inc.
(a)(b)
............ 127,431 12,026,938
FleetCor Technologies, Inc.
(b)
........... 258,944 47,562,834
Gartner, Inc.
(b)
..................... 276,806 93,045,569
Genpact Ltd. ...................... 343,116 15,893,133
Globant SA
(a)(b)
.................... 146,785 24,683,366
GoDaddy , Inc., Class A
(a)(b)
............. 77,669 5,811,195
Jack Henry & Associates, Inc. .......... 261,706 45,945,105
MongoDB, Inc., Class A
(b)
............. 239,120 47,068,381
Okta , Inc., Class A
(b)
................. 73,390 5,014,739
Paychex, Inc. ..................... 1,163,493 134,453,251
Security
Shares
Shares Value
IT Services (continued)
Shift4 Payments, Inc., Class A
(a)(b)
........ 182,621 $ 10,213,992
Thoughtworks Holding, Inc.
(a)(b)
.......... 307,582 3,134,261
Toast, Inc., Class A
(a)(b)
............... 919,210 16,573,356
Twilio , Inc., Class A
(a)(b)
............... 237,424 11,624,279
VeriSign, Inc.
(b)
.................... 36,192 7,435,284
Western Union Co. (The) ............. 466,292 6,420,841
WEX, Inc.
(b)
....................... 114,007 18,657,245
Wix.com Ltd.
(a)(b)
................... 154,622 11,879,608
679,671,307
Leisure Products — 0.4%
Brunswick Corp. ................... 46,172 3,328,078
Mattel, Inc.
(b)
...................... 612,223 10,922,058
Polaris, Inc.
(a)
..................... 147,068 14,853,868
YETI Holdings, Inc.
(a)(b)
............... 310,691 12,834,645
41,938,649
Life Sciences Tools & Services — 6.2%
10X Genomics, Inc., Class A
(a)(b)
......... 295,131 10,754,574
Agilent Technologies, Inc. ............. 958,213 143,396,576
Avantor , Inc.
(b)
..................... 2,043,042 43,087,756
Bio- Techne Corp.
(a)
.................. 561,026 46,497,835
Bruker Corp. ...................... 386,601 26,424,178
Charles River Laboratories International, Inc.
(b)
169,667 36,970,439
IQVIA Holdings, Inc.
(b)
................ 669,150 137,102,144
Maravai LifeSciences Holdings, Inc., Class A
(b)
395,032 5,652,908
Mettler -Toledo International, Inc.
(b)
....... 79,334 114,673,330
Repligen Corp.
(a)(b)
.................. 142,006 24,043,036
Sotera Health Co.
(b)
................. 364,242 3,034,136
Syneos Health, Inc., Class A
(b)
.......... 64,649 2,371,325
Waters Corp.
(b)
.................... 213,016 72,975,021
West Pharmaceutical Services, Inc.
(a)
..... 267,052 62,850,688
729,833,946
Machinery — 1.7%
AGCO Corp.
(a)
..................... 29,451 4,084,559
Allison Transmission Holdings, Inc. ....... 262,770 10,931,232
Donaldson Co., Inc. ................. 74,155 4,365,505
Graco , Inc. ....................... 415,160 27,923,662
IDEX Corp. ....................... 48,597 11,096,153
Lincoln Electric Holdings, Inc. .......... 201,996 29,186,402
Middleby Corp. (The)
(a)(b)
.............. 13,244 1,773,372
Nordson Corp. ..................... 48,727 11,583,382
Otis Worldwide Corp. ................ 183,476 14,368,006
Parker-Hannifin Corp. ................ 104,597 30,437,727
Toro Co. (The) ..................... 376,277 42,594,556
Xylem, Inc.
(a)
...................... 89,812 9,930,513
198,275,069
Media — 0.9%
Cable One, Inc. .................... 12,813 9,121,062
Liberty Broadband Corp., Class A
(a)(b)
...... 29,229 2,217,020
Liberty Broadband Corp., Class C, NVS
(b)
.. 199,942 15,249,576
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
(b)
........................... 75,122 2,953,046
Liberty Media Corp.-Liberty SiriusXM , Class C,
NVS
(b)
........................ 154,718 6,054,115
Nexstar Media Group, Inc.
(a)
............ 12,287 2,150,594
Trade Desk, Inc. (The), Class A
(a)(b)
....... 1,582,689 70,951,948
108,697,361
Metals & Mining — 0.1%
MP Materials Corp., Class A
(a)(b)
......... 325,295 7,898,162
Royal Gold, Inc. .................... 14,758 1,663,522
9,561,684

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multiline Retail — 0.3%
Dollar Tree, Inc.
(a)(b)
................. 237,742 $ 33,626,228
Nordstrom, Inc.
(a)
................... 344,428 5,559,068
Ollie's Bargain Outlet Holdings, Inc.
(b)
..... 11,032 516,739
39,702,035
Oil, Gas & Consumable Fuels — 4.5%
Antero Resources Corp.
(a)(b)
............ 665,750 20,631,592
Cheniere Energy, Inc. ................ 516,223 77,412,801
Coterra Energy, Inc. ................. 461,856 11,347,802
Devon Energy Corp. ................. 1,147,285 70,569,500
Diamondback Energy, Inc. ............. 361,597 49,459,238
Enviva , Inc. ....................... 110,331 5,844,233
Hess Corp.
(a)
...................... 795,257 112,783,348
New Fortress Energy, Inc., Class A
(a)
...... 198,682 8,428,090
ONEOK, Inc. ...................... 180,058 11,829,811
Ovintiv , Inc. ....................... 639,133 32,410,434
PDC Energy, Inc. ................... 169,772 10,777,127
Range Resources Corp. .............. 560,633 14,027,038
Southwestern Energy Co.
(a)(b)
........... 292,266 1,709,756
Targa Resources Corp. ............... 814,807 59,888,314
Texas Pacific Land Corp.
(a)
............ 20,642 48,389,596
535,508,680
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.
(a)
.............. 26,233 1,552,994
Personal Products — 0.0%
Olaplex Holdings, Inc.
(a)(b)
............. 442,775 2,306,858
Pharmaceuticals — 0.1%
Catalent , Inc.
(b)
.................... 205,792 9,262,698
Professional Services — 2.4%
Booz Allen Hamilton Holding Corp. ....... 473,367 49,476,319
CoStar Group, Inc.
(a)(b)
................ 208,000 16,074,240
Equifax, Inc.
(a)
..................... 219,171 42,598,075
FTI Consulting, Inc.
(a)(b)
............... 51,190 8,128,972
KBR, Inc.
(a)
....................... 318,436 16,813,421
Robert Half International, Inc.
(a)
......... 336,148 24,817,807
TransUnion ....................... 508,690 28,868,157
Verisk Analytics, Inc.
(a)
............... 560,233 98,836,306
285,613,297
Real Estate Management & Development — 0.4%
(b)
CBRE Group, Inc., Class A
(a)
........... 554,808 42,698,024
Opendoor Technologies, Inc.
(a)
.......... 440,147 510,570
Zillow Group, Inc., Class A ............. 13,163 410,817
Zillow Group, Inc., Class C, NVS
(a)
....... 37,010 1,192,092
44,811,503
Road & Rail — 1.5%
JB Hunt Transport Services, Inc.
(a)
....... 264,834 46,176,456
Landstar System, Inc. ................ 114,591 18,666,874
Lyft, Inc., Class A
(a)(b)
................. 916,238 10,096,943
Old Dominion Freight Line, Inc.
(a)
........ 358,260 101,667,023
RXO, Inc.
(b)
....................... 28,127 483,784
XPO, Inc.
(a)(b)
...................... 28,127 936,348
178,027,428
Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems , Inc.
(a)(b)
.......... 238,104 7,147,882
Enphase Energy, Inc.
(b)
............... 472,053 125,075,163
Entegris , Inc. ...................... 535,168 35,101,669
GLOBALFOUNDRIES, Inc.
(a)(b)
.......... 55,081 2,968,315
Lattice Semiconductor Corp.
(a)(b)
......... 489,814 31,779,132
Microchip Technology, Inc. ............. 1,639,696 115,188,644
Monolithic Power Systems, Inc.
(a)
........ 163,643 57,865,801
ON Semiconductor Corp.
(b)
............ 976,439 60,900,501
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc. ..................... 512,244 $ 44,744,514
Universal Display Corp. .............. 156,232 16,879,305
497,650,926
Software — 12.1%
Alteryx , Inc., Class A
(b)
............... 216,466 10,968,332
ANSYS, Inc.
(b)
..................... 165,311 39,937,485
AppLovin Corp., Class A
(a)(b)
............ 793,186 8,352,249
Aspen Technology, Inc.
(a)(b)
............. 97,367 19,999,182
Bentley Systems, Inc., Class B
(a)
......... 608,395 22,486,279
Black Knight, Inc.
(b)
.................. 51,656 3,189,758
Cadence Design Systems, Inc.
(a)(b)
....... 984,041 158,076,346
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 240,693 2,094,029
Ceridian HCM Holding, Inc.
(a)(b)
.......... 93,998 6,029,972
Confluent, Inc., Class A
(a)(b)
............ 449,104 9,988,073
Coupa Software, Inc.
(b)
............... 150,469 11,912,631
Crowdstrike Holdings, Inc., Class A
(b)
...... 758,330 79,844,566
Datadog , Inc., Class A
(a)(b)
............. 957,516 70,377,426
DocuSign, Inc.
(b)
................... 712,797 39,503,210
DoubleVerify Holdings, Inc.
(a)(b)
.......... 227,941 5,005,584
Dropbox, Inc., Class A
(a)(b)
............. 901,572 20,177,181
Dynatrace , Inc.
(b)
................... 717,175 27,467,803
Elastic NV
(b)
...................... 278,595 14,347,643
Fair Isaac Corp.
(b)
................... 87,558 52,410,468
Five9, Inc.
(b)
...................... 252,422 17,129,357
Fortinet, Inc.
(b)
..................... 2,327,492 113,791,084
Gen Digital, Inc.
(a)
................... 722,174 15,476,189
HubSpot , Inc.
(b)
.................... 166,972 48,276,614
Informatica , Inc., Class A
(a)(b)
........... 21,996 358,315
Jamf Holding Corp.
(a)(b)
............... 205,131 4,369,290
Manhattan Associates, Inc.
(b)
........... 138,041 16,758,177
nCino , Inc.
(a)(b)
..................... 48,472 1,281,600
NCR Corp.
(b)
...................... 23,518 550,556
New Relic, Inc.
(b)
................... 192,102 10,844,158
Nutanix , Inc., Class A
(b)
............... 431,308 11,235,573
Palantir Technologies, Inc., Class A
(a)(b)
.... 6,633,915 42,589,734
Paycom Software, Inc.
(a)(b)
............. 184,621 57,289,743
Paylocity Holding Corp.
(b)
............. 142,949 27,769,273
Pegasystems , Inc.
(a)
................. 147,303 5,043,655
Procore Technologies, Inc.
(b)
........... 184,591 8,709,003
PTC, Inc.
(b)
....................... 379,801 45,591,312
RingCentral, Inc., Class A
(b)
............ 305,935 10,830,099
SentinelOne , Inc., Class A
(a)(b)
.......... 483,960 7,060,976
Smartsheet , Inc., Class A
(b)
............ 458,404 18,042,781
Splunk , Inc.
(a)(b)
.................... 586,762 50,514,341
Synopsys, Inc.
(b)
................... 549,946 175,592,258
Teradata Corp.
(b)
................... 200,699 6,755,528
Tyler Technologies, Inc.
(b)
............. 129,549 41,767,893
UiPath , Inc., Class A
(a)(b)
.............. 128,382 1,631,735
Unity Software, Inc.
(a)(b)
............... 603,522 17,254,694
Zoom Video Communications, Inc., Class A
(b)
459,495 31,126,191
Zscaler , Inc.
(a)(b)
.................... 304,316 34,052,960
1,423,861,306
Specialty Retail — 5.4%
Advance Auto Parts, Inc. .............. 17,361 2,552,588
AutoZone, Inc.
(b)
................... 62,094 153,134,981
Best Buy Co., Inc. .................. 226,165 18,140,695
Burlington Stores, Inc.
(a)(b)
............. 222,470 45,108,017
CarMax, Inc.
(a)(b)
.................... 66,623 4,056,674
Carvana Co., Class A
(a)(b)
.............. 369,560 1,751,714
Five Below, Inc.
(a)(b)
.................. 197,022 34,847,281
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 372,170 25,914,197
Leslie's, Inc.
(a)(b)
.................... 506,980 6,190,226
O'Reilly Automotive, Inc.
(a)(b)
............ 91,264 77,029,554

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
RH
(a)(b)
.......................... 25,631 $ 6,848,347
Ross Stores, Inc. ................... 521,435 60,522,960
Tractor Supply Co.
(a)
................. 398,276 89,600,152
Ulta Beauty, Inc.
(a)(b)
................. 181,782 85,268,483
Victoria's Secret & Co.
(a)(b)
............. 211,734 7,575,843
Williams-Sonoma, Inc.
(a)
.............. 189,006 21,720,569
640,262,281
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc., Class C ......... 141,855 5,705,408
HP, Inc. ......................... 1,666,384 44,775,738
NetApp, Inc. ...................... 783,698 47,068,902
Pure Storage, Inc., Class A
(b)
........... 1,014,453 27,146,762
124,696,810
Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp.
(b)
.............. 83,849 33,469,167
Lululemon Athletica , Inc.
(a)(b)
............ 402,844 129,063,161
Skechers USA, Inc., Class A
(a)(b)
......... 73,840 3,097,588
Tapestry, Inc.
(a)
.................... 117,895 4,489,441
170,119,357
Thrifts & Mortgage Finance — 0.0%
(a)
Rocket Cos., Inc., Class A ............. 230,835 1,615,845
UWM Holdings Corp., Class A .......... 292,426 967,930
2,583,775
Trading Companies & Distributors — 2.3%
Core & Main, Inc., Class A
(a)(b)
.......... 85,739 1,655,620
Fastenal Co. ...................... 2,076,183 98,244,980
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a)(b)
....... 97,611 $ 11,451,722
United Rentals, Inc.
(a)(b)
............... 115,600 41,086,552
Watsco , Inc.
(a)
..................... 62,690 15,634,886
WESCO International, Inc.
(b)
........... 85,390 10,690,828
WW Grainger, Inc.
(a)
................. 162,515 90,398,969
269,163,557
Total Long-Term Investments — 99.8%
(Cost: $11,620,427,837) ........................... 11,773,410,062
Short-Term Securities
Money Market Funds — 9.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 1,137,328,364 1,137,669,563
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 18,994,526 18,994,526
Total Short-Term Securities — 9.8%
(Cost: $1,156,161,243) ........................... 1,156,664,089
Total Investments — 109.6%
(Cost: $12,776,589,080 ) ........................... 12,930,074,151
Liabilities in Excess of Other Assets — (9.6)% ............ (1,134,387,269)
Net Assets — 100.0% ..............................
$ 11,795,686,882
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 784,962,169 $ 352,314,481
(a)
$ — $ (55,882) $ 448,795 $ 1,137,669,563 1,137,328,364 $ 3,213,869
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 17,950,000 1,044,526
(a)
— — — 18,994,526 18,994,526 230,869 11
$ (55,882) $ 448,795 $ 1,156,664,089 $ 3,444,738 $ 11
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 43 03/17/23 $ 9,479 $ (585,012)
Russell 2000 E-Mini Index .................................................... 125 03/17/23 11,068 (337,711)
$ (922,723)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,773,410,062 $ — $ — $ 11,773,410,062
Short-Term Securities
Money Market Funds ...................................... 1,156,664,089 — — 1,156,664,089
$ 12,930,074,151 $ — $ — $ 12,930,074,151
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (922,723) $ — $ — $ (922,723)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust